Accounts Receivable and Accrued Revenues	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Accounts Receivable and Accrued Revenues

16. ACCOUNTS RECEIVABLE AND ACCRUED REVENUES

As at December 31,	2023	2022
Trade and Accruals	2,722	2,962
Prepaids and Deposits	242	402
Joint Operations Receivables	49	51
Other	22	58
	3,035	3,473